UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30 and October 31*

Date of reporting period: July 1, 2022 - June 30, 2023

*	MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end of October 31. The fiscal year ends of the remaining series of the Registrant are April 30.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02464
Reporting Period: 07/01/2022 - 06/30/2023
MFS Series Trust IX

=========================== MFS Corporate Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== MFS Inflation - Adjusted Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== MFS Limited Maturity Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== MFS Municipal Limited Maturity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== MFS Total Return Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS SERIES TRUST IX

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 29, 2023

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated July 11, 2023.

(1)	Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 78 filed with the SEC via EDGAR on July 27, 2023.